Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 22, 2019
Registrant Name	VIRTUS ASSET TRUST
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 22, 2019
Document Effective Date	Nov. 22, 2019
Prospectus Date	Apr. 30, 2019
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class I
Prospectus:
Trading Symbol	STTBX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class A
Prospectus:
Trading Symbol	SISIX
Virtus SGA International Growth Fund | Class R6
Prospectus:
Trading Symbol	SCIZX
Virtus SGA International Growth Fund | Class I
Prospectus:
Trading Symbol	STITX
Virtus SGA International Growth Fund | Class A
Prospectus:
Trading Symbol	SCIIX